Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Unrealized Gain (Loss) on Investments
The amortized cost and estimated fair value of the Company's Marketable Securities as of December 31, 2016 and 2015 were as follows:

	December 31, 2016				December 31, 2015
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities Investments	$6,470	$—	$3,945	$2,525	$6,463	$10	$2,523	$3,950
Debt Securities Carried by EGL	38,392	77	15	38,454	37,404	94	8	37,490
Investment Funds	23,665	1,854	11	25,508	2,291	155	99	2,347
Total	$68,527	$1,931	$3,971	$66,487	$46,158	$259	$2,630	$43,787

Investments Classified by Contractual Maturity Date
Scheduled maturities of the Company's available-for-sale debt securities within the Securities Investments portfolio as of December 31, 2016 and 2015 were as follows:

	December 31, 2016		December 31, 2015
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due within one year	$—	$—	$204	$204
Due after one year through five years	1,748	1,728	1,537	1,545
Total	$1,748	$1,728	$1,741	$1,749